FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - Interest rate risk - USD ($)	Jan. 03, 2021	Dec. 29, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 800,000,000
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount	275,000,000
Cash flow hedges | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	150,000,000	$ 150,000,000
Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,000,000	75,000,000
Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 50,000,000	$ 50,000,000
Cash flow hedges | Fixed rate | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.96%	0.96%
Cash flow hedges | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.27%
Cash flow hedges | Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.85%	2.85%
Cash flow hedges | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.51%	1.51%
Cash flow hedges | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.06%
Cash flow hedges | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.47%
Cash flow hedges | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.18%	1.18%
Cash flow hedges | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.34%	1.34%
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0	$ 3,676,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	1,379,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	252,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	866,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	1,179,000
Accounts payable and accrued liabilities (1) | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(10,944,000)	(2,059,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(630,000)	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(48,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(3,800,000)	(1,817,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(1,886,000)	(242,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(755,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(30,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(1,330,000)	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	$ (2,465,000)	$ 0